THE ADVISORS' INNER CIRCLE FUND

          CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND (THE "FUND")
                                 TICKER: CAGLX

                        SUPPLEMENT DATED JANUARY 9, 2013
                                     TO THE
              PROSPECTUS DATED AUGUST 30, 2012 (THE "PROSPECTUS")

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
     THE PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Effective January 1, 2013, Husam H. Nazer ceased serving as a portfolio manager of the Fund, and Chang Lee and Mike Olson began serving as portfolio managers of the Fund. Accordingly, the Prospectus is supplemented as follows:

          1.   All references to Husam H. Nazer are deleted.

          2. On page 12 of the Prospectus, under the heading "TCW Investment Management Company," the following is added:

Chang Lee, Managing Director, has managed the portion of the Fund's assets allocated to TCW Investment Management Company ("TIMCO") since 2013. Mr. Lee joined TIMCO in 2005.

Mike Olson, Managing Director, has managed the portion of the Fund's assets allocated to TIMCO since 2013. Mr. Olson joined TIMCO in 2001.


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                        THE ADVISORS' INNER CIRCLE FUND

          CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND (THE "FUND")
                                 TICKER: CAGLX

                        SUPPLEMENT DATED JANUARY 9, 2013
                                     TO THE
     STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 30, 2012 (THE "SAI")

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
            THE SAI, AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

Effective January 1, 2013, Husam H. Nazer ceased serving as a portfolio manager of the Fund, and Chang Lee and Mike Olson began serving as portfolio managers of the Fund. Accordingly, the SAI is supplemented as follows:

     1.   All references to Husam H. Nazer are deleted.

     2. The disclosure in the subsection entitled "Other Accounts" under the heading "TCW Investment Management Company" on page S-55 of the SAI is deleted in its entirety and replaced with the following:

OTHER ACCOUNTS. In addition to the Global Public Equity Fund, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. The information below is provided as of November 30, 2012.

----------------------------------------------------------------------------------------------------
                      REGISTERED INVESTMENT    OTHER POOLED INVESTMENT
                            COMPANIES                 VEHICLES              OTHER ACCOUNTS
                    --------------------------------------------------------------------------------
                     NUMBER                     NUMBER                       NUMBER
                       OF       TOTAL ASSETS      OF          TOTAL ASSETS     OF      TOTAL ASSETS
PORTFOLIO MANAGER   ACCOUNTS    (MILLIONS)     ACCOUNTS       (MILLIONS)     ACCOUNTS   (MILLIONS)
----------------------------------------------------------------------------------------------------
Chang Lee              9           $1,139        10*             $263         31**       $1,627
----------------------------------------------------------------------------------------------------
Mike Olson             9           $1.139        10*             $263         31**       $1,627
----------------------------------------------------------------------------------------------------


* Includes 1 account with assets under management of $23 million that is subject to a performance based fee.

** Includes 3 accounts with assets under management of $395 million that are subject to a performance based fee.



              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.